Income Taxes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 22, 2008	Dec. 31, 2018 USD ($) jurisdiction $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Number of tax jurisdictions | jurisdiction		4
Components of income before income taxes
Income before income tax expense		$ 555,410	$ 424,239	$ 304,527
Income (loss) from non-China operations		(143,680)	(79,945)	125,064
Income from China operations		699,090	504,184	179,463
Income tax expense applicable to China operations		$ 129,084	$ 74,676	$ 27,219
Effective tax rate for China operations (as a percent)		19.00%	15.00%	7.00%
Loss on change in fair value of investor option liability				$ 28,456
Impairment charge related to investments		$ 60,988	$ 122,098	36,309
Deferred tax assets:
Allowances for doubtful accounts		24,267	21,454
Net operating loss carry-forwards		31,016	14,913
Accruals		21,989	17,330
Depreciation, and other liabilities		33,020	23,294
Total deferred tax assets		110,292	76,991
Less: valuation allowance		(87,079)	(60,833)
Net deferred tax assets		23,213	16,158
Deferred tax liabilities:
Depreciation		(821)	(650)
Investment gain		(40,781)
Acquired intangible assets		(3,213)	(3,836)
Others		(6,278)	(3,274)
Total deferred tax liabilities		(51,093)	(7,760)
Unrecognized tax liability		600	600
Composition of income tax expenses for China operations
Deferred tax (benefits) provision		33,560	(3,214)	(5,470)
Income tax expense		$ 129,084	$ 74,676	$ 27,219
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)		(11.00%)	(11.00%)	(29.00%)
Permanent differences (as a percent)		1.00%	(1.00%)	(1.00%)
Change in valuation allowance (as a percent)		4.00%	2.00%	12.00%
Effective tax rate for China operations (as a percent)		19.00%	15.00%	7.00%
Tax holiday on China operations
Tax holiday effect		$ 76,246	$ 56,377	$ 51,829
Basic net income per share effect (in dollars per share) | $ / shares		$ 1.08	$ 0.79	$ 0.74
Diluted net income per share effect (in dollars per share) | $ / shares		$ 1.05	$ 0.76	$ 0.67
Historical rate for valuing deferred tax assets (as a percent)		25.00%
Operating losses, valuation allowance		$ 29,800	$ 14,800
Key software enterprise | Weibo Technology
Deferred tax liabilities:
Reduction in preferential tax rate (as a percent)		10.00%
Reversal Of Income tax Provision		$ 10,800
Non-China operations
Components of income before income taxes
Aggregated gains on disposal of cost method investments				$ 156,400
Loss in fair value change on overseas investments		$ 66,300
Non-China operations | Alibaba
Components of income before income taxes
Aggregated gains on disposal of series of investments			92,300	44,200
Non-China operations | Youku Tudou
Components of income before income taxes
Aggregated gains on disposal of series of investments				34,500
Non-China operations | E-House
Components of income before income taxes
Loss on change in fair value of investor option liability				28,500
Non-China operations | Leju
Components of income before income taxes
Impairment charge related to investments			113,100
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)		0.00%
U.S.
Deferred tax assets:
Net operating loss carry-forwards		$ 30,484	30,557
Other tax credits, allowances for doubtful accounts, accruals and other liabilities		539	563
Total deferred tax assets		31,023	31,120
Less: valuation allowance		(31,023)	(31,120)
U.S. | Federal
Components of income before income taxes
Net operating loss carryforwards		88,800
Net operating loss carryforwards related to employee stock options		40,400
U.S. | State
Components of income before income taxes
Net operating loss carryforwards		7,900
Net operating loss carryforwards related to employee stock options		4,200
Hong Kong
Components of income before income taxes
Net operating loss carryforwards		36,500
Deferred tax assets:
Net operating loss carry-forwards		6,023	5,776
Less: valuation allowance		(6,023)	(5,776)
China
Components of income before income taxes
Income tax expense applicable to China operations		$ 129,406	73,165	11,985
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)		10.00%
Net operating loss carryforwards		$ 149,900	70,500
Deferred tax assets:
Total deferred tax assets		$ 31,000	14,900
Deferred tax liabilities:
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)		5.00%
Minimum percentage of ownership interests held by foreign investors (as a percent)		25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong (as a percent)		5.00%
Maximum examination period		5 years
Statute of limitation of transferring pricing related adjustment		10 years
Composition of income tax expenses for China operations
Current tax provision		$ 95,846	76,379	17,455
Deferred tax (benefits) provision		33,560	(3,214)	(5,470)
Income tax expense		129,406	$ 73,165	$ 11,985
Deferred Tax Provision for gains on investments		$ 40,800
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | High and new technology enterprises
Deferred tax liabilities:
Preferential statutory rate (as a percent)		15.00%	15.00%
China | Software enterprise
Deferred tax liabilities:
Preferential statutory rate (as a percent)	12.50%
Period of special tax holidays	2 years
Reduction in preferential tax rate (as a percent)	12.50%
Period of reduced preferential income tax rate	3 years
China | Software enterprise | Weibo Technology
Deferred tax liabilities:
Preferential statutory rate (as a percent)		12.50%